Fees Summary	Mar. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,567,596,158.00
Previously Paid Amount	13,810.00
Total Fee Amount	354,585.03
Total Offset Amount	0.00
Net Fee	$ 340,775.03